TRADING ASSETS AND LIABILITIES - Trading assets (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 274,682,875	$ 343,332,362
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	15,370,870	14,259,498
Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	11,841,407	10,986,770
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	11,841,407	10,986,770
Debt securities [member] | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	3,760,887	4,741,287
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	3,760,887	4,741,287
Equity financial instruments | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	6,039,115	5,082,574
Equity financial instruments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	6,039,115	5,082,574
Derivatives [member]
Disclosure of financial assets [line items]
Financial assets	2,062,259	1,207,157
Derivatives [member] | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	2,041,405	1,162,909
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	$ 2,041,405	$ 1,162,909